PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2015
Prepayment And Other Current Assets

Prepayment and other current assets consisted of the following:

		As of September 30,
	Notes	2014	2015
		US$	US$
Prepaid expenses		1,669	2,929
Advance to the suppliers	(1)	766	1,111
Interest receivable		369	163
Funds receivable	(2)	306	244
Deposits		23	10
Others		616	396

Prepayment and other current assets, net		3,749	4,853

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss becomes probable. To date, the Group has not experienced any loss of advances to suppliers.
(2)	Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.